Annual Total Returns [BarChart] - First Trust NASDAQ Technology Dividend Index Fund - First Trust NASDAQ Technology Dividend Index Fund	Feb. 01, 2021
Bar Chart Table:
2013	30.34%
2014	15.54%
2015	(5.97%)
2016	19.63%
2017	21.90%
2018	(3.01%)
2019	33.31%
2020	17.27%